Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Loss for the period	$ (1,621,388)	$ (1,516,736)	$ (4,347,767)	$ 6,358,408
Items not affecting cash
Accrued interest		2,091	2,091	8,140
Change in fair value of derivative liability	$ 539,446	562,969	(627,433)	(11,529,498)
Change in fair value of derivative liability due to change in warrant terms	21,565	$ (167,190)	(23,658)	$ (111,179)
Loss on exchange of warrants			$ 249,062
Warrants issued for services	6,654			$ 124,020
Stock-based compensation	39,906	$ 48,940	$ 368,087	1,519,944
Net income (loss) after adjustments of non-cash items	(1,013,817)	(1,069,926)	(4,379,618)	(3,630,165)
Changes in non-cash working capital
Taxes and other receivables	(9,901)	(9,768)	(16,259)	7,322
Prepaid expenses	63,385	72,381	(10,411)	(13,365)
Accounts payable and accrued liabilities	(389,502)	49,083	517,359	(186,321)
Related party payables	(52,046)	(13,286)	35,860	(181,502)
Total changes in non-cash working capital	(388,064)	98,410	526,549	(373,866)
Net cash flows from operating activities	(1,401,881)	$ (971,516)	(3,853,069)	$ (4,004,031)
Cash flows from financing activities
Net proceeds from issuance of shares and warrants	2,453,633
Series A preferred stock dividend	$ (2,089)		(6,267)
Net proceeds from the exercise of warrants		$ 527,551	1,404,177	$ 2,480,750
Deferred costs			(550,119)
Net cash flows from financing activities	$ 2,451,544	527,551	847,791	$ 2,480,750
Increase (decrease) in cash and cash equivalents	1,049,663	(443,965)	(3,005,278)	(1,523,281)
Cash and cash equivalents - beginning of year	1,754,433	4,759,711	4,759,711	6,282,992
Cash and cash equivalents - end of year	$ 2,804,096	4,315,746	1,754,433	$ 4,759,711
Supplementary information
Issuance of preferred shares for the settlement of the loan payable to Valent (note 4)		278,530	278,530
Reclassification of derivative liability upon the exercise of investor warrants (note 6)		72,109	391,422	$ 1,110,548
Reclassification of derivative liability to equity upon the exchange of Investor Warrants (note 7)			728,835
Reclassification of derivative liability to equity upon the amendment of Dividend Warrants (note 7)			975,278
Reclassification of stock option liability to equity upon the forfeiture of stock options (note 7)			$ 38,038
Exercise of CA$0.50 warrants for no additional consideration (note 7)				$ 259,315
Reclassification of stock option liability upon the forfeiture of stock options		$ 38,038
Deferred costs recognized as equity issue costs	$ 550,119